Organization and Description of Business	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

NOTE 1 — ORGANIZATION AND DESCRIPTION OF BUSINESS

Simplicity Esports and Gaming Company (the “Company,” “Simplicity,” “we,” or “our”) was organized as a blank check company organized under the laws of the State of Delaware on April 17, 2017. The Company was formed under the name I-AM Capital Acquisition Company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”). On November 20, 2018, the Company changed its name from I-AM Capital Acquisition Company to Smaaash Entertainment Inc. On January 2, 2019, the Company changed its name from Smaaash Entertainment Inc. to Simplicity Esports and Gaming Company.

Through our wholly owned subsidiary, Simplicity Esports, LLC, acquired on January 2, 2019, the Company has begun to implement a unique approach to ensure the ultimate fan friendly esports experience. Our intention is to have gamers involved at the grassroots level and feel a sense of unity as we compete with top class talent. Our management and players are known within the esports community and we plan to use their skills to create a seamless content creation plan helping gamers feel closer to our brand than any other in the industry. Simplicity is an established brand in the esports industry with an engaged fan base competing in popular games across different genres, including League of Legends, PUBG, Gears of War, Smite, Guns of Boom, and multiple EA Sports titles. Additionally, the Simplicity stream team encompasses a unique group of casters, influencers, and personalities, all of whom connect to Simplicity’s dedicated fan base. Simplicity also has opened and operates esports gaming centers that provide the public an opportunity to experience and enjoy gaming and esports in a social setting, regardless of skill or experience.

On April 2, 2019, The Nasdaq Stock Market LLC (“Nasdaq”) filed a Notification of Removal from Listing and/or Registration under Section 12(b) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), on Form 25 with the Securities and Exchange Commission (the “SEC”) relating to the Company’s common stock and warrants. As a result, the Company’s common stock and warrants were delisted from Nasdaq effective April 2, 2019. The Company’s common stock and warrants are quoted on the OTCQB under the symbols “WINR” and “WINRW,” respectively.

Through our wholly owned subsidiary, PLAYlive Nation, Inc. (“PLAYlive”), acquired on July 29, 2019, the Company has a network of franchised gaming centers. As of April 9, 2021, we have 33 locations, 15 corporate and 18 fully constructed franchise locations, in various states, including Arizona, California, Idaho, Florida, Maryland, Michigan, Montana, Oregon, South Carolina, Texas, Utah and Washington. As of April 9, 2021, a number of these locations were unable to resume regular operations as the result of restrictions imposed by municipalities related to COVID-19 (Note 2). PLAYlive offers a video gaming lounge concept to qualified franchisees. PLAYlive currently offers single-unit location franchises, as well as agreements to develop multiple locations. This PLAYlive model is being interlaced with the esports gaming centers mentioned above to create the ultimate gaming center.

On August 17, 2020, the Company filed a Certificate of Amendment to increase the authorized shares of common stock from 20,000,000 to 36,000,000. Accordingly, the Company’s authorized capital stock consists of (i) 36,000,000 shares of common stock, and (ii) 1,000,000 shares of preferred stock.

On September 28, 2020, the Company’s board of directors approved the reverse stock split in a ratio of 1-for-6 and on September 29, 2020, the Company filed an amended and restated certificate of amendment to its Third Amended and Restated Certificate of Incorporation, as amended (the “Certificate of Incorporation”), implementing the reverse stock split in a ratio of 1-for-6, effective October 13, 2020. On October 12, 2020, the Company filed a certificate of amendment to the Certificate of Incorporation changing the effective date of the foregoing reverse stock split to November 4, 2020. On November 17, 2020, the Company filed a certificate of amendment to the Certificate of Incorporation, changing the reverse stock split to a ratio of 1-for-8. The reverse stock split, in the ratio of 1-for-8, became effective on November 20, 2020. The reverse stock split is intended to allow the Company to meet the minimum share price requirement of the Nasdaq Capital Market or the NYSE American. There is no assurance that our listing application will be approved by the Nasdaq Capital Market or the NYSE American.

All share and per share data in the accompanying unaudited consolidated financial statements have been retroactively restated to reflect the effect of the reverse stock split.

In connection with the new business initiatives, the Company has formed the following subsidiaries:

●	Simplicity Esports, LLC, a limited liability company incorporated in Florida and a wholly owned subsidiary of the Company.
●	PLAYlive Nation, Inc., a corporation incorporated in Delaware and a wholly owned subsidiary of the Company.
●	PLAYlive Nation Holdings, LLC, a limited liability company incorporated, and a wholly owned subsidiary of the Company.
●	Simplicity One Brasil Ltda, a company incorporated under the laws of Brazil and a 76% owned subsidiary of the Company.
●	Simplicity Happy Valley, LLC, a limited liability company incorporated in Oregon and a 79% owned subsidiary of the Company.
●	Simplicity Redmond, LLC, a limited liability company incorporated in Washington and a 79% owned subsidiary of the Company.
●	Simplicity El Paso, LLC, a limited liability company incorporated in Texas and is 51% owned by the Company (see Note 5).
●	Simplicity Union Gap, LLC, a limited liability company incorporated in Washington and is wholly owned by the Company (see Note 5).
●	Simplicity Kennewick, LLC, a limited liability company incorporated in Washington and is wholly owned by the Company (see Note 5).
●	Simplicity Humble, LLC, a limited liability company incorporated in Texas and is wholly owned by the Company (see Note 5).
●	Simplicity Frisco, LLC, a limited liability company incorporated in Texas and is wholly owned by the Company (see Note 5).
●	Simplicity Billings, LLC, a limited liability company incorporated in Montana and is wholly owned by the Company (see Note 5).
●	Simplicity Brea, LLC, a limited liability company incorporated in California and is wholly owned by the Company (see Note 5).
●	Simplicity Santa Rosa, LLC, a limited liability company incorporated in California and is wholly owned by the Company (see Note 5).
●	Simplicity St. Louis, LLC, a limited liability company incorporated in Missouri and is wholly owned by the Company (see Note 5).
●	Simplicity St. Petersburg, LLC, a limited liability company incorporated in Florida and is wholly owned by the Company (see Note 5).

NOTE 1 — ORGANIZATION AND DESCRIPTION OF BUSINESS

Simplicity Esports and Gaming Company F/K/A Smaaash Entertainment Inc. (the “Company,” “we,” or “our”), was an organized as a blank check company organized under the laws of the State of Delaware on April 17, 2017. The Company was formed under the name I-AM Capital Acquisition Company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”). On November 20, 2018, the Company changed its name from I-AM Capital Acquisition Company to Smaaash Entertainment Inc. On January 2, 2019, the Company changed its name from Smaaash Entertainment Inc. to Simplicity Esports and Gaming Company.

Through our wholly subsidiary, Simplicity Esports, LLC, acquired on January 2, 2019 (see Note 6). The Company has begun to implement a unique approach to ensure the ultimate fan friendly esports experience. Our intention is to have gamers involved at the grassroots level and feel a sense of unity as we compete with top class talent. Our management and players are known within the esports community and we plan to use their skills to create a seamless content creation plan helping gamers feel closer to our brand than any other in the industry. Simplicity is an established brand in the Esports industry with an engaged fan base competing in popular games across different genres, including PUBG, Gears of War, Smite, Guns of Boom, and multiple EA Sports titles. Additionally, the Simplicity stream team encompasses a unique group of casters, influencers, and personalities all of whom connect to Simplicity’s dedicated fan base. Simplicity also has begun to open and operate esports gaming centers that will provide the public an opportunity to experience and enjoy gaming and Esports in a social setting, regardless of skill or experience.

Through our wholly owned subsidiary, PLAYlive Nation, Inc. (“PLAYlive”), acquired on July 29, 2019 (see Note 6), the Company has a network of franchised Gaming Centers. As May 31, 2020, approximately 43 locations were open and operating, in various states including Arizona, California, Idaho, Florida, Maryland, Michigan, Mississippi, Montana, Oregon, South Carolina, Texas, Utah and Washington. PLAYlive offers a video gaming lounge concept to qualified franchisees. PLAYlive currently offers single-unit location franchises as well as agreements to develop multiple locations. This PLAYlive model is being interlaced with the esports gaming centers mentioned above to create the ultimate gaming center.

The Company’s sponsor was I-AM Capital Partners LLC (the “Sponsor”). The Company selected May 31 as its fiscal year end.

Initial Business Combination

The Company’s management had broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering.

On August 21, 2018, the Company deposited into the Trust Account an aggregate of $303,610 (including interest earned on the funds in the Trust Account available for withdrawal), representing $0.058 per public share. As a result of such payment, the Company extended the period of time it had to consummate a Business Combination by three months to November 21, 2018.

On November 20, 2018, the parties consummated the initial Business Combination.

Upon consummation of the Business Combination, the Company issued 208,000 restricted shares to Chardan Capital Markets in consideration for advisory services provided. These restricted shares are valued at $10.21 per share totaling $2,125,000 and are on the statement of operations included in general and administrative expenses.

At the special meeting of stockholders held on November 9, 2018, holders of 4,448,260 shares of the Company’s common stock sold in its Initial Public Offering (“Public Shares”) exercised their right to redeem those shares for cash at a price of $10.2187363 per share, for an aggregate of approximately $45,455,596. Immediately after giving effect to the initial Business Combination (including as a result of the redemptions described above) the issuance of 2,000,000 shares of common stock to the Smaaash founders, the issuance of 520,000 shares of common stock upon conversion of the rights at the Closing and the issuance of 208,000 shares of common stock to Chardan Capital Markets as consideration for services), there were 5,119,390 shares of common stock and warrants to purchase approximately 5,461,500 shares of common stock issued and outstanding. Upon the Closing, the Company’s rights ceased to exist, and its common stock and warrants began trading on The Nasdaq Stock Market (“Nasdaq”).

On the Closing Date, the Company entered into a master franchise agreement (“Master Franchise Agreement”) and a master license and distribution agreement (“Master Distribution Agreement”) with Smaaash. As of May 31, 2020, the Master Franchise Agreement and Master Distribution Agreement continue to be in effect.